Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,690,862	₩ 1,756,276	₩ 1,594,348
Gain on disposal of property and equipment and intangible assets	37,316	21,898	15,985
Other operating income	72,288	50,366	56,259
Impairment loss on property and equipment and intangible assets	(94,736)	(10,369)	(17,027)
Loss on disposal of property and equipment and intangible assets	(17,427)	(9,369)	(20,465)
Bad debt for accounts receivable – other	(4,838)	(5,256)	(3,011)
Other operating expenses	(1,863,956)	(1,651,273)	(1,528,976)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,831,559	1,750,235	1,643,390
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(8,150)	2,969	(31,320)
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,823,409	1,753,204	1,612,070
Adjustments [member]
Disclosure of operating segments [line items]
Gain on disposal of property and equipment and intangible assets	37,316	21,898	15,985
Others	34,972	28,468	40,274
Other operating income	72,288	50,366	56,259
Impairment loss on property and equipment and intangible assets	(94,736)	(10,369)	(17,027)
Loss on disposal of property and equipment and intangible assets	(17,427)	(9,369)	(20,465)
Donations	(15,712)	(14,766)	(13,125)
Bad debt for accounts receivable – other	(4,838)	(5,256)	(3,011)
Others	(72,122)	(7,534)	(20,353)
Other operating expenses	₩ (204,835)	₩ (47,294)	₩ (73,981)